Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Assuming all Other Variables are Held Constant (Parenthetical) (Detail) - Oil And Gs Properties [Member] - Goodwill [member] - $ / bbl
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Atlantis [member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Average sales price	3
Shenzi And Atlantis [Member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Average sales price		3